Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Summary of major classes of line Items constituting profit/(loss) of discontinued operations
The table below shows net income/(loss) from discontinued operations:

	Successor		Predecessor
(In $ millions, except per share data)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Net (loss)/income of Paratus Energy Services Ltd	—	—	(4)	5
Net income/(loss) of KSA Business	—	8	(29)	(20)
Gain on disposal of KSA Business	—	276	—	—
Exit cost associated with disposal of KSA Business	—	(10)	—	—
Net income/(loss) from discontinued operations	—	274	(33)	(15)
Basic EPS: discontinued operations ($)	—	5.48	(0.33)	(0.15)
Diluted EPS: discontinued operations ($)	—	5.21	(0.33)	(0.15)
The table below analyses the cash flows from discontinued operations between our two discontinued operations:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Paratus Energy Services Ltd	—	—	(69)	(18)
KSA Business	—	5	(20)	13
Net cash provided by/(used in) operating activities	—	5	(89)	(5)
Paratus Energy Services Ltd	—	—	—	23
KSA Business	—	(40)	—	—
Net cash (used in)/provided by investing activities	—	(40)	—	23
Paratus Energy Services Ltd	—	—	—	—
KSA Business	—	16	20	—
Net cash provided by financing activities	—	16	20	—
The table below summarizes the profit and loss statement for the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by the KSA Business during these periods was reported through the discontinued operations line item.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues
Contract revenues	—	86	18	101
Total operating revenues	—	86	18	101
Operating expenses
Vessel and rig operating expenses	—	(45)	(10)	(64)
Depreciation and amortization	—	(22)	(4)	(28)
Selling, general and administrative expenses	—	(8)	(1)	(10)
Total operating expenses	—	(75)	(15)	(102)
Operating profit/(loss)	—	11	3	(1)
Financial and other non-operating items
Reorganization items, net	—	—	(32)	(14)
Other financial items	—	(1)	—	—
Profit/(loss) before income taxes	—	10	(29)	(15)
Income tax expense	—	(2)	—	(5)
Net income/(loss)	—	8	(29)	(20)
The table below summarizes the profit and loss statement for the PES during periods when it was a fully consolidated subsidiary of Seadrill. The net income earned by PES during these periods was reported through the discontinued operations line item.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating revenues
Contract revenues	—	—	12	36
Total operating revenues	—	—	12	36
Operating expenses
Operating expenses	—	—	(8)	(27)
Total operating expenses	—	—	(8)	(27)
Operating profit	—	—	4	9
Financial and other non-operating items
Interest income	—	—	—	18
Interest expense	—	—	(4)	(77)
Share in results from associated companies (net of tax)	—	—	(1)	14
Other financial items	—	—	(2)	39
Total financial items	—	—	(7)	(6)
Profit/(loss) before income taxes	—	—	(3)	3
Income tax (expense)/benefit	—	—	(1)	2
Net (loss)/income	—	—	(4)	5

Schedule Of Net Gain On Disposal	The net gain on disposal, which is reported within Other financial items in our Consolidated Statement of Operations, and the sale proceeds, which is reported in our statement of cash flows, are summarized further in the table below:

(In $ millions)	Year ended December 31, 2023
Initial purchase price	43
Lender incentive fee	1
Total consideration	44
Less: Book value of PES investment	(31)
Less: Management incentive fee intangible	(13)
Gain on disposal	—
The gain on sale, which is reported within discontinued operations in our Consolidated Statement of Operations, and the sale proceeds, which is reported in our Consolidated Statement of Cash Flows, are summarized further in the table below:

	Gain on sale	Received/(paid) to date
(In $ millions)	2022	2022	2023
Initial Purchase Price	628	628	—
Adjustment for working capital, cash, and reimbursement of reactivation costs	53	50	3
Less: Deal costs	(11)	(11)	—
Less: Fair value of indemnities and warranties	(36)	(8)	(25)
Net sales price	634	659	(22)
Less: Book value of KSA Business	(358)	—	—
Total	276	659	(22)